UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 98.6%
COMMUNICATIONS 0.6%
CBS Outdoor Americas(a)	310,750	$9,089,437

CONSTRUCTION MATERIALS 1.0%
Boise Cascade Co.(a)	511,891	14,660,558

DIVERSIFIED 8.3%
American Assets Trust	441,393	14,892,600
American Realty Capital Properties	1,042,887	14,621,276
Cousins Properties	1,243,540	14,263,404
Forest City Enterprises, Class A(a)	1,163,053	22,214,312
Vornado Realty Trust	586,358	57,791,444
		123,783,036
HEALTH CARE 9.1%
Aviv REIT	396,979	9,706,136
Health Care REIT	504,206	30,050,678
Healthcare Trust of America, Class A	1,929,658	21,978,805
Omega Healthcare Investors	452,331	15,162,135
Ventas	978,851	59,289,005
		136,186,759
HOTEL 7.0%
Ashford Hospitality Prime	642,220	9,710,367
DiamondRock Hospitality Co.	2,546,951	29,926,674
Orient-Express Hotels Ltd., Class A (Bermuda)(a)	777,766	11,207,608
Strategic Hotels & Resorts(a)	2,146,057	21,868,321
Sunstone Hotel Investors	2,342,689	32,165,120
		104,878,090
INDUSTRIALS 7.6%
First Industrial Realty Trust	794,959	15,358,608
Prologis	1,766,430	72,123,337
Rexford Industrial Realty	753,106	10,679,043
STAG Industrial	646,871	15,589,591
		113,750,579
OFFICE 11.9%
Boston Properties	263,481	30,176,479
Corporate Office Properties Trust	851,768	22,691,100
Douglas Emmett	966,150	26,221,311
Empire State Realty Trust, Class A	743,572	11,235,373

1

	Number of Shares	Value
Kilroy Realty Corp.	446,514	$26,156,790
SL Green Realty Corp.	622,571	62,643,094
		179,124,147
RESIDENTIAL 14.6%
APARTMENT 13.1%
Apartment Investment & Management Co.	829,223	25,059,119
Education Realty Trust	1,120,360	11,057,953
Equity Residential	1,394,672	80,877,030
Home Properties	426,859	25,662,763
UDR	2,095,259	54,120,540
		196,777,405
MANUFACTURED HOME 1.5%
Sun Communities	331,677	14,955,316
Toll Brothers(a)	215,369	7,731,747
		22,687,063
TOTAL RESIDENTIAL		219,464,468

SELF STORAGE 8.8%
CubeSmart	1,749,140	30,015,242
Extra Space Storage	600,827	29,146,118
Public Storage	352,726	59,430,804
Sovran Self Storage	173,427	12,738,213
		131,330,377
SHOPPING CENTERS 28.8%
COMMUNITY CENTER 11.8%
Kimco Realty Corp.	1,689,951	36,976,128
Ramco-Gershenson Properties Trust	1,148,916	18,727,331
Regency Centers Corp.	803,307	41,016,855
Retail Properties of America, Class A	1,306,405	17,688,724
Tanger Factory Outlet Centers	837,832	29,324,120
Weingarten Realty Investors	1,101,092	33,032,760
		176,765,918
FREE STANDING 1.9%
Realty Income Corp.	351,390	14,357,796
Spirit Realty Capital	1,306,682	14,347,368
		28,705,164

2

		Number of Shares	Value
REGIONAL MALL 15.1%
Glimcher Realty Trust		2,248,187	$22,549,315
Simon Property Group		1,048,449	171,945,636
Taubman Centers		446,367	31,598,320
			226,093,271
TOTAL SHOPPING CENTERS			431,564,353

SPECIALTY 0.9%
QTS Realty Trust, Class A		543,888	13,646,150
TOTAL COMMON STOCK (Identified cost—$1,236,661,909)			1,477,477,954

SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		9,600,000	9,600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,600,000)			9,600,000

TOTAL INVESTMENTS (Identified cost—$1,246,261,909)	99.2%		1,487,077,954

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		12,218,551

NET ASSETS	100.0%		$1,499,296,505

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the Fund.

3

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,477,477,954	$1,477,477,954	$—	$—
Money Market Funds	9,600,000	—	9,600,000	—
Total Investments(a)	$1,487,077,954	$1,477,477,954	$9,600,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.  Derivative Instruments

Options:  The Fund may write put or call options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Transactions in written options during the three months ended March 31, 2014, were as follows:

Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	1,850	$299,629
Options written	—	—
Options expired	—	—
Options terminated in closing transactions	—	—
Options exercised	(1,850)	(299,629)
Options outstanding at March 31, 2014	—	$—

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.  Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,246,261,909
Gross unrealized appreciation	$247,008,440
Gross unrealized depreciation	(6,192,395)
Net unrealized appreciation	$240,816,045

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 4.  Subsequent Events

On March 18, 2014, the Fund’s Board of Directors approved, effective April 30, 2014, changing the Fund’s name from Cohen & Steers Realty Income Fund, Inc. to Cohen & Steers Real Estate Securities Fund, Inc.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: May 23, 2014